Note 15 - Receivables and Prepayments, Net	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of receivables and prepayments [text block]
15	Receivables and prepayments, net

	Year ended December 31,
	2019	2018
Prepaid expenses and other receivables	30,579	31,599
Government entities	1,867	2,182
Employee advances and loans	8,189	6,521
Advances to suppliers and other advances	17,180	23,467
Government tax refunds on exports	670	4,896
Receivables from related parties	19,837	63,322
Miscellaneous	31,145	30,682
	109,467	162,669
Allowance for other doubtful accounts (see Note 23 (i))	(4,892)	(6,784)
	104,575	155,885